CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Sale of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
Total Revenues	400,731	565,313	529,355
COST OF REVENUES:
Cost of products sold	129,254	234,012	224,640
Cost of services rendered	105,969	95,430	88,261
Write-down of inventories	14,255	6,743
Total Cost of Revenues	249,478	336,185	312,901
GROSS PROFIT	151,253	229,128	216,454
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	73,636	86,165	81,191
Less-government participations	1,821	1,985	2,864
NET RESEARCH AND DEVELOPMENT COSTS	71,815	84,180	78,327
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	75,142	72,583	66,264
AMORTIZATION OF INTANGIBLE ASSETS	9,907	12,304	14,176
RESTRUCTURING CHARGES	5,063
Impairment of Intangible assets	30,142
OPERATING INCOME (LOSS)	(40,816)	60,061	57,687
FINANCIAL EXPENSES-net	5,100	6,551	7,284
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	(45,916)	53,510	50,403
INCOME TAX EXPENSE	456	7,677	7,397
SHARE IN LOSSES OF ASSOCIATED COMPANY	165	179
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(46,537)	45,654	43,006
LOSS (GAIN) FROM DISCONTINUED OPERATIONS, NET OF TAX		(1,363)	8,717
NET INCOME (LOSS)	(46,537)	47,017	34,289
NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(958)	(322)	144
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	(45,579)	47,339	34,145
AMOUNTS ATTRIBUTABLE TO ORBOTECH LTD.:
INCOME (LOSS) FROM CONTINUING OPERATIONS	(45,579)	45,976	42,862
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX		1,363	(8,717)
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	$ (45,579)	$ 47,339	$ 34,145
INCOME (LOSS) FROM CONTINUING OPERATIONS:
Basic	$ (1.05)	$ 1.15	$ 1.23
Diluted	$ (1.05)	$ 1.13	$ 1.20
NET INCOME (LOSS):
Basic	$ (1.05)	$ 1.19	$ 0.98
Diluted	$ (1.05)	$ 1.16	$ 0.95
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNING (LOSS) PER SHARE-IN THOUSANDS:
Basic	43,501	39,909	34,911
Diluted	43,501	40,816	35,778